Borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Borrowings
Schedule of short-term and long-term borrowings

	As of December 31,
	2024	2025
Short-term borrowings:
Convertible debt(1)	—	5,982,366
Secured borrowing(2)	181,102	235,379
Credit guaranteed borrowing(3)	100,000	—
Total short-term borrowings(4)	281,102	6,217,745

	As of December 31,
	2024	2025
Long-term borrowings:
Secured borrowing(2)	1,896,701	3,299,203
Convertible debt(1)	6,254,897	—
Total long-term borrowings	8,151,598	3,299,203
Total borrowings	8,432,700	9,516,948
(1)	In April 2021, the Company issued and sold convertible debt in an aggregate principal of US$862,500 through a private placement. The convertible debt will mature in 2028, bearing the interest at a rate of 0.25% per annum. The related interest is payable semi-annually in arrears on May 1 and November 1 of each year, beginning on November 1, 2021. The net proceeds from this offering were approximately US$844,876, equivalent to RMB5,533,238.

The convertible debt may be converted, at an initial conversion rate of 35.2818 American depositary shares (the “ADSs”) per US$1,000 principal amount (which represents an initial conversion price of approximately US$28.34 per ADS) at each holder’s option at any time on or after November 1, 2027, until the close of business on the second scheduled trading day immediately preceding the maturity date of May 1, 2028. Upon conversion, the Company will pay or deliver to such converting holders, as the case may be, either cash, ADSs, or a combination of cash and ADSs, at its election.

The initial conversion price of US$28.34 per ADS, or US$14.17 per Class A ordinary share (the latter represents the effective cost per Class A Ordinary Share), represents a discount of approximately 26.56% to the maximum Public Offer Price of HK$150.00 per Class A Ordinary Share. The initial conversion rate may be adjusted in certain circumstances, including but not limited to when the Company effects a share split or share combination. As of December 31, 2025, no adjustment had been made to the initial conversion rate.

Holders of the convertible debt have the rights to require the Company to repurchase all or a portion for their convertible debt on May 1, 2024 and May 1, 2026 or in the event of certain fundamental changes, at a repurchase price equal to 100% of the principal amount of the convertible debt to be repurchased, plus accrued and unpaid interest. As of December 31, 2025, none were surrendered for repurchase pursuant to holders’ put right and US$862,500 aggregate principal amount of the convertible debt remain outstanding and continue to be subject to the existing terms of the convertible debt.

The Company accounted for the convertible debt as a single instrument measured at its amortized cost as borrowings on the consolidated balance sheets. The convertible debt was classified as short-term or long-term borrowing based on the length of time between the reporting date and date of early redemption right by the holders. The issuance costs were recorded as an adjustment to the borrowings and are amortized as interest expense using the effective interest method with an effective interest rate of 0.55% per annum over the contractual life to the maturity date (i.e., May 1, 2028). For the years ended December 31, 2023, 2024 and 2025, the convertible debt related interest expense was RMB32,657, RMB33,451 and RMB33,547, respectively. As of December 31, 2024 and 2025, the principal amount of the convertible debt was RMB6,316,519 and RMB6,023,614, and the unamortized debt issuance cost was RMB61,622 and RMB41,248, respectively.

(2)

As of December 31, 2024, the Group obtained secured borrowing from certain banks with a total principal of RMB 2,077,803. The annual interest rate of these borrowings is approximately 5-year Loan Prime Rate (“LPR”) minus 0.80%. The borrowings are repayable in installment according to the agreement, with the last maturity date at June 21, 2034. The borrowings are denominated in RMB.

As of December 31, 2025, the Group obtained secured borrowing from certain banks with a total principal of RMB3,534,582. The annual interest rate of these borrowings ranged from 5-year LPR minus 0.81% to 5-year LPR minus 0.65%. The borrowings are repayable in installment according to the agreement, with the last maturity date ranging from June 21, 2034 to February 13, 2037. The borrowings are denominated in RMB. As of December 31, 2025, a total of RMB6,108,382 was undrawn and available under the secured borrowing.

The borrowings are pledged by certain production plants and land use rights of the Group as of December 31, 2024 and 2025. The borrowings contain covenants which includes limitations on certain asset sales, requirements to maintain current assets and maintain financial assets on the specific account and requirement on certain financial ratios. The Group is in compliance with all of the loan covenants as of December 31, 2025.

(3)

As of December 31, 2024, the Group obtained credit guaranteed borrowing from one bank with a total principal of RMB100,000. The annual interest rate of this borrowing was approximately 1-year LPR minus 1.01%. The maturity date was July 26, 2025. The borrowing is denominated in RMB. As of December 31, 2025, these borrowings were fully repaid upon maturity.

The borrowings are guaranteed by a subsidiary of the Group as of December 31, 2024. No credit guaranteed borrowing as of December 31, 2024 contain covenants.

(4)	As of December 31, 2024 and 2025, the weighted average interest rate on short-term borrowings excluding convertible debt was 2.64% and 2.72%.

Schedule of the Group's borrowings

For the Year Ending
December 31,
2026	235,379
2027	282,886
2028	429,949
2029	465,171
2030	465,171
Thereafter	1,656,026